24 Shareholders' equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Number of shares	268,352	267,997
Balance of effective stock options granted in force	1,468	2,153
Maximum percentage of dilution	0.55%	0.80%